Distribution Date:	11/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	8		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Current Mortgage Loan and Property Stratification	9-13		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21		General Contact	(312) 332-7457
Modified Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61761QAA1	0.777000%	75,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761QAB9	1.689000%	145,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61761QAC7	2.699000%	98,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61761QAD5	2.863000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61761QAE3	3.134000%	335,996,000.00	118,960,752.72	118,960,752.72	310,685.83	0.00	0.00	119,271,438.55	0.00	0.00%	30.00%
A-S	61761QAG8	3.376000%	108,105,000.00	108,105,000.00	73,981,554.36	304,135.40	0.00	0.00	74,285,689.76	34,123,445.64	86.12%	20.50%
B	61761QAH6	3.709466%	68,276,000.00	68,276,000.00	0.00	211,056.23	0.00	0.00	211,056.23	68,276,000.00	58.34%	14.50%
C	61761QAK9	4.206466%	42,673,000.00	42,673,000.00	0.00	149,585.42	0.00	0.00	149,585.42	42,673,000.00	40.98%	10.75%
D	61761QAN3	4.206466%	48,363,000.00	48,363,000.00	0.00	169,531.08	0.00	0.00	169,531.08	48,363,000.00	21.31%	6.50%
E	61761QAQ6	4.206466%	19,914,000.00	19,914,000.00	0.00	69,806.30	0.00	0.00	69,806.30	19,914,000.00	13.21%	4.75%
F	61761QAS2	4.206466%	12,802,000.00	12,802,000.00	0.00	44,875.98	0.00	0.00	44,875.98	12,802,000.00	8.00%	3.63%
G	61761QAU7	4.206466%	21,336,000.00	18,994,495.51	0.00	14,561.05	0.00	(662,936.23)	14,561.05	19,657,431.74	0.00%	1.75%
H	61761QAW3	4.206466%	19,914,694.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61761QAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,137,943,694.00	438,088,248.23	192,942,307.08	1,274,237.29	0.00	(662,936.23)	194,216,544.37	245,808,877.38

X-A	61761QAF0	0.957250%	904,665,000.00	227,065,752.72	0.00	181,132.32	0.00	0.00	181,132.32	34,123,445.64
X-B	61761QAL7	0.497000%	68,276,000.00	68,276,000.00	0.00	28,277.64	0.00	0.00	28,277.64	68,276,000.00
Notional SubTotal			972,941,000.00	295,341,752.72	0.00	209,409.96	0.00	0.00	209,409.96	102,399,445.64

Deal Distribution Total					192,942,307.08	1,483,647.25	0.00	(662,936.23)	194,425,954.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761QAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761QAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61761QAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61761QAD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61761QAE3	354.05407422	354.05407422	0.92467122	0.00000000	0.00000000	0.00000000	0.00000000	354.97874543	0.00000000
A-S	61761QAG8	1,000.00000000	684.34905287	2.81333333	0.00000000	0.00000000	0.00000000	0.00000000	687.16238620	315.65094713
B	61761QAH6	1,000.00000000	0.00000000	3.09122137	0.00000000	0.00000000	0.00000000	0.00000000	3.09122137	1,000.00000000
C	61761QAK9	1,000.00000000	0.00000000	3.50538795	0.00000000	0.00000000	0.00000000	0.00000000	3.50538795	1,000.00000000
D	61761QAN3	1,000.00000000	0.00000000	3.50538800	0.00000000	0.00000000	0.00000000	0.00000000	3.50538800	1,000.00000000
E	61761QAQ6	1,000.00000000	0.00000000	3.50538817	0.00000000	0.00000000	0.00000000	0.00000000	3.50538817	1,000.00000000
F	61761QAS2	1,000.00000000	0.00000000	3.50538822	0.00000000	0.00000000	0.00000000	0.00000000	3.50538822	1,000.00000000
G	61761QAU7	890.25569507	0.00000000	0.68246391	2.43822788	2.81272357	0.00000000	(31.07125187)	0.68246391	921.32694694
H	61761QAW3	0.00000000	0.00000000	0.00000000	0.00000000	64.00907842	0.00000000	0.00000000	0.00000000	0.00000000
R	61761QAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761QAF0	250.99429371	0.00000000	0.20022032	0.00000000	0.00000000	0.00000000	0.00000000	0.20022032	37.71942724
X-B	61761QAL7	1,000.00000000	0.00000000	0.41416662	0.00000000	0.00000000	0.00000000	0.00000000	0.41416662	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/22 - 10/30/22	30	0.00	310,685.83	0.00	310,685.83	0.00	0.00	0.00	310,685.83	0.00
A-S	10/01/22 - 10/30/22	30	0.00	304,135.40	0.00	304,135.40	0.00	0.00	0.00	304,135.40	0.00
B	10/01/22 - 10/30/22	30	0.00	211,056.23	0.00	211,056.23	0.00	0.00	0.00	211,056.23	0.00
C	10/01/22 - 10/30/22	30	0.00	149,585.42	0.00	149,585.42	0.00	0.00	0.00	149,585.42	0.00
D	10/01/22 - 10/30/22	30	0.00	169,531.08	0.00	169,531.08	0.00	0.00	0.00	169,531.08	0.00
E	10/01/22 - 10/30/22	30	0.00	69,806.30	0.00	69,806.30	0.00	0.00	0.00	69,806.30	0.00
F	10/01/22 - 10/30/22	30	0.00	44,875.98	0.00	44,875.98	0.00	0.00	0.00	44,875.98	0.00
G	10/01/22 - 10/30/22	30	7,990.24	66,583.08	0.00	66,583.08	52,022.03	0.00	0.00	14,561.05	60,012.27
H	N/A	N/A	1,274,721.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,274,721.21
X-A	10/01/22 - 10/30/22	30	0.00	181,132.32	0.00	181,132.32	0.00	0.00	0.00	181,132.32	0.00
X-B	10/01/22 - 10/30/22	30	0.00	28,277.64	0.00	28,277.64	0.00	0.00	0.00	28,277.64	0.00
Totals			1,282,711.45	1,535,669.28	0.00	1,535,669.28	52,022.03	0.00	0.00	1,483,647.25	1,334,733.48

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Non-PST)	61761QAG8	3.376000%	108,105,000.00	108,105,000.00	73,981,554.36	304,135.40	0.00	0.00	74,285,689.76	34,123,445.64
A-S (PST)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-PST)	61761QAH6	3.709466%	68,276,000.00	68,276,000.00	0.00	211,056.23	0.00	0.00	211,056.23	68,276,000.00
B (PST)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-PST)	61761QAK9	4.206466%	42,673,000.00	42,673,000.00	0.00	149,585.42	0.00	0.00	149,585.42	42,673,000.00
C (PST)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			219,054,000.00	219,054,000.00	73,981,554.36	664,777.05	0.00	0.00	74,646,331.41	145,072,445.64

Exchangeable Certificate Details
PST	61761QAJ2	N/A	219,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			219,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	194,425,954.33
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,544,188.17	Master Servicing Fee	6,576.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,312.80
Interest Adjustments	0.00	Trustee Fee	158.44
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	471.55
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,544,188.17	Total Fees	8,518.90

Principal		Expenses/Reimbursements
Scheduled Principal	169,593,880.62	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	22,685,490.23	Special Servicing Fees (Monthly)	7,409.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	662,936.23	Special Servicing Fees (Work Out)	44,612.12
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	192,942,307.08	Total Expenses/Reimbursements	52,022.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,483,647.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	192,942,307.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	194,425,954.33
Total Funds Collected	194,486,495.25	Total Funds Distributed	194,486,495.26

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	438,088,248.23	438,088,248.23	Beginning Certificate Balance	438,088,248.23
(-) Scheduled Principal Collections	169,593,880.62	169,593,880.62	(-) Principal Distributions	192,942,307.08
(-) Unscheduled Principal Collections	22,685,490.23	22,685,490.23	(-) Realized Losses	(662,936.23)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(662,936.23)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(662,936.23)	(662,936.23)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	245,808,877.38	245,808,877.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	439,077,823.95	439,077,823.95	Ending Certificate Balance	245,808,877.38
Ending Actual Collateral Balance	246,931,789.22	246,931,789.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP	Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP
10,000,000 or less	6	28,134,680.74	11.45%	2	4.5224	0.934436	1.30 or less	8	92,432,485.76	37.60%	2	4.2372	0.839359
10,000,001 to 20,000,000	4	61,472,814.86	25.01%	3	4.2219	1.062541	1.31 to 1.40	1	20,002,572.97	8.14%	3	3.9910	1.380000
20,000,001 to 30,000,000	2	48,946,607.77	19.91%	2	4.1146	1.309039	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	1	54,400,000.00	22.13%	2	3.7550	4.800000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	26,119,044.64	10.63%	3	4.4671	1.933182
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	1	2,415,347.58	0.98%	2	4.2400	2.010000
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504	2.51 or greater	1	54,400,000.00	22.13%	2	3.7550	4.800000
							Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP
							Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP
California	2	25,445,651.11	10.35%	3	4.3861	1.598480
							Lodging	2	10,654,079.97	4.33%	3	4.6169	1.100388
Connecticut	2	5,123,453.71	2.08%	2	4.5350	0.580000
							Mixed Use	1	3,903,583.78	1.59%	2	4.5350	0.580000
Louisiana	1	4,044,051.92	1.65%	3	4.7590	2.000000
							Multi-Family	1	4,155,793.51	1.69%	2	4.8500	0.870000
Mississippi	1	6,610,028.05	2.69%	3	4.5300	0.550000
							Office	4	55,627,892.01	22.63%	2	4.2548	0.964814
New Jersey	1	20,002,572.97	8.14%	3	3.9910	1.380000
							Retail	5	64,212,754.10	26.12%	2	4.1180	1.314485
New York	7	66,030,928.82	26.86%	2	3.8093	4.178213
							Self Storage	6	54,400,000.00	22.13%	2	3.7550	4.800000
North Carolina	1	2,415,347.58	0.98%	2	4.2400	2.010000
							Totals	21	245,808,877.38	100.00%	2	4.0328	2.427504
Ohio	1	4,155,793.51	1.69%	2	4.8500	0.870000

Texas	2	30,182,240.90	12.28%	2	4.1441	0.430591

Virginia	1	28,944,034.80	11.78%	2	4.2000	1.260000

Totals	21	245,808,877.38	100.00%	2	4.0328	2.427504

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP	Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP
	4.000% or less	2	74,402,572.97	30.27%	2	3.8184	3.880559	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	7	98,618,203.21	40.12%	2	4.2158	1.113042	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	4	19,933,327.19	8.11%	3	4.6445	0.918600	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504	49 months or greater	13	192,954,103.37	78.50%	2	4.1069	2.160102
								Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP	Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP
	79 months or less	13	192,954,103.37	78.50%	2	4.1069	2.160102	Interest Only	1	54,400,000.00	22.13%	2	3.7550	4.800000
	80 to 109 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	12	138,554,103.37	56.37%	2	4.2450	1.123608
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	52,854,774.01	21.50%	3	3.7626	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	12	181,705,380.22	73.92%	2	4.1104	2.319207
	12 to 24 months	1	11,248,723.15	4.58%	2	4.0500	(0.410000)
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	15	245,808,877.38	100.00%	2	4.0328	2.427504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	453000147	OF	New York	NY	Actual/360	4.310%	371,138.89	100,000,000.00	0.00	N/A	11/07/22	--	100,000,000.00	0.00	11/07/22
4	1239756	OF	Philadelphia	PA	Actual/360	3.830%	201,237.02	61,016,867.86	0.00	N/A	11/07/22	--	61,016,867.86	0.00	11/07/22
6	300080006	SS	Various	NY	Actual/360	3.755%	175,900.89	0.00	0.00	N/A	01/01/23	--	54,400,000.00	54,400,000.00	11/01/22
8	300080008	RT	Wyomissing	PA	Actual/360	3.692%	158,961.11	0.00	0.00	N/A	02/01/23	--	50,000,000.00	50,000,000.00	11/01/22
11	300080011	RT	Fairfax	VA	Actual/360	4.200%	104,938.10	71,108.08	0.00	N/A	01/01/23	--	29,015,142.88	28,944,034.80	11/01/22
12	300080012	RT	Paramus	NJ	Actual/360	3.991%	68,915.63	50,308.51	0.00	N/A	02/01/23	--	20,052,881.48	20,002,572.97	10/01/22
13	300080013	OF	Rancho Cordova	CA	Actual/360	4.435%	75,258.04	46,426.94	0.00	N/A	02/01/23	--	19,706,072.08	19,659,645.14	11/01/22
15	300080015	OF	Houston	TX	Actual/360	4.200%	68,632.47	43,200.87	0.00	N/A	01/01/23	--	18,976,718.62	18,933,517.75	10/01/22
20	300080020	RT	Bronx	NY	Actual/360	4.064%	40,799.40	28,957.69	0.00	N/A	02/01/23	--	11,659,886.51	11,630,928.82	11/01/22
22	1239375	OF	Houston	TX	Actual/360	4.050%	39,315.17	24,444.97	0.00	N/A	01/01/23	--	11,273,168.12	11,248,723.15	08/01/21
29	300080029	RT	Austin	TX	Actual/360	4.155%	29,220.25	8,166,834.44	0.00	N/A	11/01/22	--	8,166,834.44	0.00	11/01/22
30	1239807	LO	Columbus	MS	Actual/360	4.530%	25,877.24	23,743.52	0.00	N/A	02/01/23	02/01/25	6,633,771.57	6,610,028.05	02/01/22
31	300080031	SS	Delray Beach	FL	Actual/360	4.490%	27,441.01	7,097,322.97	0.00	N/A	02/01/23	--	7,097,322.97	0.00	11/01/22
36	300080036	OF	San Clemente	CA	Actual/360	4.220%	21,073.81	13,239.15	0.00	N/A	12/01/22	--	5,799,245.12	5,786,005.97	11/01/22
39	300080039	SS	Paramount	CA	Actual/360	4.300%	19,418.88	5,244,409.59	0.00	N/A	12/01/22	--	5,244,409.59	0.00	11/01/22
40	1239529	Various Various		CT	Actual/360	4.535%	20,054.65	11,997.67	0.00	N/A	01/01/23	--	5,135,451.38	5,123,453.71	11/01/22
42	300080042	MU	Buffalo	NY	Actual/360	4.862%	18,393.10	4,393,198.00	0.00	N/A	01/01/23	--	4,393,198.00	0.00	11/01/22
43	300080043	MF	Youngstown	OH	Actual/360	4.850%	17,416.95	14,544.61	0.00	N/A	01/01/23	--	4,170,338.12	4,155,793.51	03/01/20
44	300080044	LO	New Orleans	LA	Actual/360	4.759%	16,630.76	14,183.54	0.00	N/A	02/01/23	--	4,058,235.46	4,044,051.92	11/01/22
46	300080046	RT	Austin	TX	Actual/360	4.167%	15,165.99	4,226,571.16	0.00	N/A	01/01/23	--	4,226,571.16	0.00	11/01/22
51	300080051	MH	Alden	NY	Actual/360	5.000%	12,318.09	6,202.26	0.00	N/A	02/01/23	--	2,860,976.27	2,854,774.01	11/01/22
52	300080052	RT	Winston Salem	NC	Actual/360	4.240%	8,840.25	5,900.39	0.00	N/A	01/01/23	--	2,421,247.97	2,415,347.58	11/01/22
54	300080054	MH	Horseheads	NY	Actual/360	4.724%	7,240.47	1,779,908.63	0.00	N/A	01/01/23	--	1,779,908.63	0.00	11/01/22
Totals							1,544,188.17	192,279,370.85	0.00				438,088,248.23	245,808,877.38
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	22,272,487.00	9,141,324.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	9,724,972.84	2,460,869.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	3,380,641.20	1,418,093.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,106,345.92	0.00	--	--	--	0.00	0.00	118,878.78	118,878.78	0.00	0.00
13	3,000,789.54	1,525,545.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,622,792.61	372,303.74	01/01/22	03/31/22	--	0.00	0.00	111,506.52	111,506.52	0.00	0.00
20	1,051,846.12	808,031.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,640,353.00	(4,789.35)	01/01/21	09/30/21	11/12/21	0.00	9,733.63	63,528.13	943,762.46	219,768.66	0.00
29	1,171,769.00	432,825.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	762,840.44	413,672.02	10/01/21	09/30/22	--	0.00	105,905.46	49,484.23	433,652.98	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	717,323.38	69,555.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,370,011.82	1,294,034.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	241,907.70	186,683.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	353,479.30	0.00	--	--	07/11/22	0.00	27,461.20	31,875.73	992,930.38	46,965.17	0.00
44	455,235.30	912,233.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	689,444.16	539,767.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	358,080.00	358,080.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	50,920,319.33	19,928,229.28				0.00	143,100.29	375,273.40	2,600,731.12	266,733.83	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
31	300080031	7,080,734.04	Payoff Prior to Maturity	0.00	0.00
39	300080039	5,231,661.83	Payoff Prior to Maturity	0.00	0.00
42	300080042	4,381,066.25	Payoff Prior to Maturity	0.00	0.00
46	300080046	4,216,164.77	Payoff Prior to Maturity	0.00	0.00
54	300080054	1,775,863.34	Payoff Prior to Maturity	0.00	0.00
Totals		22,685,490.23		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	3	22,014,544.71	0	0.00	2	15,404,516.66	0	0.00	0	0.00	5	22,685,490.23	4.032847%	3.972773%	2
10/17/22	0	0.00	0	0.00	3	22,077,277.81	1	4,170,338.12	1	11,273,168.12	0	0.00	0	0.00	7	66,481,162.26	4.093355%	4.051131%	2
09/16/22	1	19,021,975.05	0	0.00	2	15,484,178.58	1	4,185,383.75	2	11,298,794.83	0	0.00	0	0.00	5	33,582,764.59	4.161550%	4.131395%	3
08/17/22	0	0.00	0	0.00	2	15,522,871.07	1	4,199,805.29	2	23,945,831.29	0	0.00	0	0.00	4	27,310,511.00	4.161239%	4.126343%	4
07/15/22	0	0.00	0	0.00	2	15,561,419.23	1	4,214,166.85	2	24,000,597.42	0	0.00	0	0.00	0	0.00	4.171922%	4.137470%	5
06/17/22	0	0.00	0	0.00	2	15,601,665.95	1	4,229,036.06	2	24,057,908.85	0	0.00	0	0.00	0	0.00	4.172074%	4.137610%	6
05/17/22	0	0.00	0	0.00	3	22,392,694.63	2	10,996,050.40	2	24,112,279.10	0	0.00	0	0.00	0	0.00	4.033858%	3.998886%	7
04/18/22	1	4,466,707.21	0	0.00	3	22,456,696.33	2	11,034,840.72	2	24,169,208.74	1	6,776,812.64	0	0.00	0	0.00	4.033904%	3.998920%	8
03/17/22	0	0.00	0	0.00	3	22,517,754.46	2	11,072,055.58	2	24,223,185.88	0	0.00	0	0.00	0	0.00	4.033945%	3.998949%	9
02/17/22	0	0.00	0	0.00	3	22,586,732.49	2	11,113,414.42	3	24,285,266.31	0	0.00	0	0.00	1	3,631,712.49	4.034000%	3.998991%	10
01/18/22	0	0.00	0	0.00	4	38,649,472.85	2	11,150,315.79	3	40,341,008.10	0	0.00	0	0.00	0	0.00	4.045587%	4.005769%	11
12/17/21	0	0.00	0	0.00	4	38,763,408.71	2	11,187,069.96	3	40,447,985.63	0	0.00	0	0.00	0	0.00	4.045643%	4.005806%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	300080012	10/01/22	0	B	118,878.78	118,878.78	0.00	20,052,881.48
15	300080015	10/01/22	0	B	111,506.52	111,506.52	15,169.12	18,976,718.62	08/04/22	13
22	1239375	08/01/21	14	6	63,528.13	943,762.46	240,715.62	11,616,652.70	09/18/20	7			12/07/21
30	1239807	02/01/22	8	6	49,484.23	433,652.98	0.00	6,825,480.41
43	300080043	03/01/20	31	6	31,875.73	992,930.38	485,387.68	4,601,814.07	04/17/18	7			09/30/22
Totals					375,273.40	2,600,731.12	741,272.42	62,073,547.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		239,198,849	223,794,333	0		15,404,517
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		6,610,028	0	6,610,028		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	245,808,877	223,794,333	0	0	6,610,028	15,404,517
Oct-22	438,088,248	416,010,970	0	0	6,633,772	15,443,506
Sep-22	548,630,260	514,124,106	19,021,975	0	0	15,484,179
Aug-22	606,489,871	578,344,235	0	0	0	28,145,637
Jul-22	637,333,438	609,118,674	0	0	0	28,214,764
Jun-22	638,463,812	610,176,867	0	0	0	28,286,945
May-22	779,069,550	743,961,220	0	0	6,752,774	28,355,555
Apr-22	780,529,717	740,858,961	4,466,707	0	6,776,813	28,427,237
Mar-22	781,921,862	746,626,620	0	0	0	35,295,241
Feb-22	783,498,976	748,100,295	0	0	0	35,398,681
Jan-22	800,882,953	749,391,629	0	0	0	51,491,324
Dec-21	802,313,545	750,678,489	0	0	0	51,635,056
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	300080015	18,933,517.75	18,976,718.62	32,550,000.00	11/20/12	1,509,898.50	1.11000	03/31/22	01/01/23	242
22	1239375	11,248,723.15	11,616,652.70	12,500,000.00	07/29/21	(6,403.34)	(0.01000)	09/30/21	01/01/23	242
43	300080043	4,155,793.51	4,601,814.07	6,500,000.00	06/13/22	353,479.30	0.92000	09/30/22	01/01/23	181
Totals		34,338,034.41	35,195,185.39	51,550,000.00		1,856,974.46

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	300080015	OF	TX	08/04/22	13

The borrower marketed the property for sale and has advised that the party that submitted the high bid would like to explore a potential assumption of the loan. The SS is evaluating a potential loan assumption and modification of the loan.

Special S ervicer met the borrower at the collateral property on 11/02/22. Asset transferred to special servicing effective 08/04/22 due to Imminent Monetary Default (excluding Balloon/Maturity Default & Single Tenant Bankruptcy/Vacate)

tcy/Vacate)

22	1239375	OF	TX	09/18/20	7

SS is working with the listing broker for a projected REO sale before the end of 2022, finalizing call for offers dates, etc. Meanwhile, the SS along with the PM is working on further leasing to the property to position for sale. The property was for eclosed on 12/7/2021. The 140,392 SF office property was built in 1981 (renovated in 2009) and is located in the Westchase area of Houston, TX. The building was 87% occupied as of December 2020 before losing its largest tenant representing over 55% o f NRSF and over 70% of in-place rent, tendering a $1 million termination payment at the time it vacated the Property.

43	300080043	MF	OH	04/17/18	7

Foreclosure sale occurred 8/16/2022, lender was the winning bidder, and the recorded deed has been obtained. Transition from receiver to PM expected in the coming days. Occupancy has improved to 76% vs the receiver's goal of 80% by this point. The RE O Sale ASR was approved, and the property is live on the RI Marketplace for the 11/16 auction, with a goal to close by 12/31/2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
30	1239807	7,275,677.00	4.53000%	7,275,677.00 4.53000%		10	03/31/22	03/31/22	--
Totals		7,275,677.00		7,275,677.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	300080016 02/17/22	16,002,174.58	5,700,000.00	5,008,823.60	1,323,298.73	5,008,823.60	3,685,524.87	12,316,649.71	662,459.67	662,459.67	11,654,190.04	55.82%
19	300080019 09/16/22	12,622,765.51	7,900,000.00	6,665,646.61	3,982,430.48	6,665,646.61	2,683,216.13	9,939,549.38	476.56	476.56	9,939,072.82	63.71%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		28,624,940.09	13,600,000.00	11,674,470.21	5,305,729.21	11,674,470.21	6,368,741.00	22,256,199.09	662,936.23	662,936.23	21,593,262.86

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	300080016	11/18/22	0.00	0.00	11,654,190.04	0.00	0.00	(662,459.67)	0.00	0.00	11,654,190.04
		02/17/22	0.00	0.00	12,316,649.71	0.00	0.00	12,316,649.71	0.00	0.00
19	300080019	11/18/22	0.00	0.00	9,939,072.82	0.00	0.00	(476.56)	0.00	0.00	9,939,072.82
		09/16/22	0.00	0.00	9,939,549.38	0.00	0.00	9,939,549.38	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(662,936.23)	0.00	0.00	(662,936.23)
Cumulative Totals			0.00	0.00	21,593,262.86	0.00	0.00	21,593,262.86	0.00	0.00	21,593,262.86

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	4,085.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,426.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	496.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	44,115.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	897.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,409.91	0.00	44,612.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		52,022.03

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26